SHARE-BASED COMPENSATION - Assumptions used to Determine Fair Value of Share Options Granted (Details)	12 Months Ended
Dec. 31, 2024 ¥ / shares
SHARE-BASED COMPENSATION
Risk-free interest rate, minimum	3.90%
Risk-free interest rate, maximum	4.38%
Expected volatility, minimum	59.20%
Expected volatility, maximum	59.21%
Expected life of option (years)	20 years
Minimum
SHARE-BASED COMPENSATION
Fair value per ordinary share	¥ 0.13
Maximum
SHARE-BASED COMPENSATION
Fair value per ordinary share	¥ 0.53